Stock Grants (Details Narrative) (10K) - USD ($)				3 Months Ended		12 Months Ended
	Sep. 02, 2017	Aug. 08, 2017	Apr. 10, 2017	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Restricted common stock, value						$ 44,700
Stock compensation expense				$ 129,625	$ 39,250	$ 242,146	$ 230,833
Director [Member]
Restricted common stock, shares				185,184		793,025	468,254
Restricted common stock, value				$ 50,000		$ 150,000	$ 41,666
Consultant [Member]
Restricted common stock, shares		100,000	100,000
Restricted common stock, per share		$ 0.175	$ 0.23
Share-based payment forfeiture and vesting rights, percentage	25.00%
Consultant [Member] | April 10 2017 [Member]
Stock compensation expense				5,750		17,250
Consultant [Member] | August 8, 2017 [Member]
Stock compensation expense				$ 4,375		$ 13,125